Prepayment, Deposits and Other Receivables - Schedule of Prepayment, Deposits and Other Receivables (Details) (US VR Global Inc.) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Prepayment	$ 237,000	$ 290,000
US VR Global Inc. [Member]
Deposits		25,816
Prepayment		263,541
Other receivables
Total		$ 289,357